Shareholders' Equity - Non-employee Equity Awards, Restricted Stock Units (Detail) - Restricted Stock Units RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Beginning of year, Number	434,054
Awarded, Number	429,604
Re-designated - net, Number	2,215
Vested, Number	(151,792)
Forfeited, Number	43,158
End of year, Number	666,493	434,054
Beginning of year, Weighted average grant date fair value	$ 12.49
Awarded, Weighted average grant date fair value	18.59	$ 15.56	$ 11.95
Vested, Weighted average grant date fair value	10.92
Forfeited, Weighted average grant date fair value	12.22
End of year, Weighted average grant date fair value	$ 16.72	$ 12.49
Non Employee [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Beginning of year, Number	6,501
Awarded, Number	7,420
Re-designated - net, Number	2,215
Vested, Number	(2,802)	(2,917)	(1,834)
Forfeited, Number	0
End of year, Number	13,334	6,501
Beginning of year, Weighted average grant date fair value	$ 11.94
Awarded, Weighted average grant date fair value	18.42	$ 15.57	$ 11.93
Vested, Weighted average grant date fair value	10.98
End of year, Weighted average grant date fair value	$ 16.36	$ 11.94